Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2018
Federal statutory income tax rate	21.00%	34.00%	34.00%
Decrease in federal statutory tax rate	13.00%
Deferred tax liability related to previous 39.16% ownership in LCB		$ 368,000
Increase (decrease) in income tax expense	$ (168,000)
Federal tax credits related to investment in low income housing	901,000	722,000	$ 572,000
Reclassification out of AOCI to income		416,000
Adjustments to unrecognized tax benefits	$ 0	$ 0	$ 0
Liverpool Community Bank [Member]
Percentage of equity interest in acquiree, before acquisition				39.16%
Deferred tax liability related to previous 39.16% ownership in LCB				$ 406,000